TAXATION - Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION
Balance at beginning of year	¥ 43,913	¥ 39,576	¥ 2,443
Additions	6,088	6,305	37,902
Reversals	(190)	(1,968)	(769)
Balance at end of year	¥ 49,811	¥ 43,913	¥ 39,576